Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Israel ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.2%
Bet Shemesh Engines Holdings 1997 Ltd.(a)	7,092	$980,923
Elbit Systems Ltd.	26,044	10,465,215
		11,446,138
Banks — 24.7%
Bank Hapoalim BM	1,218,495	20,441,919
Bank Leumi Le-Israel BM	1,456,224	23,500,976
FIBI Holdings Ltd.	17,213	1,133,397
First International Bank Of Israel Ltd. (The)	53,584	3,373,345
Israel Discount Bank Ltd., Class A	1,193,879	10,167,527
Mizrahi Tefahot Bank Ltd.	150,999	8,654,205
		67,271,369
Broadline Retail — 1.3%
Global-e Online Ltd.(a)	106,944	3,408,305
Capital Markets — 0.5%
Tel Aviv Stock Exchange Ltd.	88,599	1,460,117
Chemicals — 2.2%
ICL Group Ltd.	751,860	4,962,890
Israel Corp Ltd.	3,661	1,144,503
		6,107,393
Communications Equipment — 0.2%
Ituran Location and Control Ltd.	15,621	594,926
Construction & Engineering — 1.9%
Ashtrom Group Ltd.	49,348	798,759
Elco Ltd.	10,510	528,203
Electra Ltd./Israel	2,046	1,153,883
Kvutzat Acro Ltd., NVS	27,487	367,314
Shapir Engineering and Industry Ltd.(b)	156,190	1,206,025
Shikun & Binui Ltd.(a)	320,943	1,106,310
		5,160,494
Consumer Finance — 0.3%
Isracard Ltd.	188,402	888,819
Consumer Staples Distribution & Retail — 1.1%
M Yochananof & Sons Ltd.	4,939	379,772
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,692	728,147
Shufersal Ltd.	194,066	1,946,329
		3,054,248
Distributors — 0.1%
Tadiran Group Ltd.	3,431	150,398
Diversified REITs — 0.6%
Reit 1 Ltd.	189,182	1,087,612
Sella Capital Real Estate Ltd.	219,699	590,266
		1,677,878
Diversified Telecommunication Services — 1.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	2,018,157	3,152,789
Electronic Equipment, Instruments & Components — 0.8%
Nayax Ltd.(a)	14,219	647,549
Next Vision Stabilized Systems Ltd., NVS	58,898	1,631,694
		2,279,243
Food Products — 0.5%
Strauss Group Ltd.	50,941	1,244,289
Health Care Equipment & Supplies — 0.3%
Inmode Ltd.(a)(b)	56,018	821,224
Security	Shares	Value
Hotels, Restaurants & Leisure — 0.4%
Fattal Holdings 1998 Ltd.(a)	7,194	$1,090,397
Household Durables — 0.4%
Azorim-Investment Development & Construction Co. Ltd.(b)	72,401	351,819
Danya Cebus Ltd.	7,884	241,063
Electra Consumer Products 1970 Ltd.	12,534	362,026
		954,908
Independent Power and Renewable Electricity Producers — 2.1%
Energix-Renewable Energies Ltd.(b)	268,565	853,066
Enlight Renewable Energy Ltd.(a)	116,162	2,273,875
Kenon Holdings Ltd./Singapore	17,724	632,474
OPC Energy Ltd.(a)	124,943	1,396,673
OY Nofar Energy Ltd.(a)	19,014	491,608
		5,647,696
Insurance — 4.2%
Clal Insurance Enterprises Holdings Ltd.	69,499	2,173,451
Harel Insurance Investments & Financial Services Ltd.	110,214	2,235,111
Menora Mivtachim Holdings Ltd.	21,190	1,237,474
Migdal Insurance & Financial Holdings Ltd.	511,845	1,121,201
Phoenix Financial Ltd.	192,407	4,638,702
		11,405,939
IT Services — 3.9%
Formula Systems 1985 Ltd.	9,678	1,032,570
Matrix IT Ltd.	33,973	1,000,801
One Software Technologies Ltd.	45,181	1,005,192
Wix.com Ltd.(a)	51,354	7,649,178
		10,687,741
Machinery — 0.4%
Kornit Digital Ltd.(a)	44,015	959,527
Marine Transportation — 0.7%
ZIM Integrated Shipping Services Ltd.	116,970	2,041,127
Oil, Gas & Consumable Fuels — 1.8%
Delek Group Ltd.	8,879	1,566,242
Equital Ltd.(a)	22,932	859,590
Oil Refineries Ltd.	2,113,192	544,277
Paz Retail & Energy Ltd.	8,824	1,393,289
Tamar Petroleum Ltd.(c)	38,735	396,886
		4,760,284
Passenger Airlines — 0.4%
El Al Israel Airlines(a)	279,402	1,034,588
Personal Care Products — 1.1%
Oddity Tech Ltd., Class A, NVS(a)(b)	38,699	2,880,367
Pharmaceuticals — 6.9%
Teva Pharmaceutical Industries Ltd., ADR(a)	1,113,751	18,688,742
Professional Services — 1.0%
Danel Adir Yeoshua Ltd.	4,848	558,957
Fiverr International Ltd.(a)	29,349	951,495
Hilan Ltd.	15,690	1,142,805
		2,653,257
Real Estate Management & Development — 7.1%
AFI Properties Ltd.(a)	0	30
Africa Israel Residences Ltd.(b)	6,174	396,259
Airport City Ltd.(a)	57,104	895,464
Alony Hetz Properties & Investments Ltd.	156,166	1,324,253
Amot Investments Ltd.	229,816	1,281,615
Aura Investments Ltd.	151,218	748,506

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Israel ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Azrieli Group Ltd.	41,211	$3,151,043
Big Shopping Centers Ltd.(a)	15,574	2,513,280
Blue Square Real Estate Ltd.	5,376	518,703
Electra Real Estate Ltd.(a)	29,823	363,928
G City Ltd.	107,355	377,621
Gav-Yam Lands Corp. Ltd.	0	1
Israel Canada T.R Ltd.	158,312	502,386
Isras Holdings Ltd., NVS(a)	3,749	429,150
Isras Investment Co. Ltd.	1,201	279,216
Mega Or Holdings Ltd.	23,257	879,277
Melisron Ltd.	25,414	2,375,775
Mivne Real Estate KD Ltd.	568,911	1,739,238
Prashkovsky Investments and Construction Ltd.	7,225	176,847
Summit Real Estate Holdings Ltd.	39,875	607,723
YH Dimri Construction & Development Ltd.	9,042	805,702
		19,366,017
Semiconductors & Semiconductor Equipment — 4.6%
Camtek Ltd./Israel	28,778	1,954,162
Nova Ltd.(a)	28,431	5,980,325
Tower Semiconductor Ltd.(a)	107,853	4,441,858
		12,376,345
Software — 23.3%
Cellebrite DI Ltd.(a)	104,641	1,745,412
Check Point Software Technologies Ltd.(a)	84,185	19,268,263
CyberArk Software Ltd.(a)	45,625	17,464,338
Magic Software Enterprises Ltd.	26,403	424,217
Monday.com Ltd.(a)(b)	39,443	11,733,898
Nice Ltd.(a)	61,419	10,402,383
Radware Ltd.(a)	33,160	773,291
Riskified Ltd., Class A(a)	82,137	411,506
Sapiens International Corp. NV	32,599	921,944
SimilarWeb Ltd.(a)	40,209	298,351
		63,443,603
Specialty Retail — 0.5%
Delek Automotive Systems Ltd.(a)	47,845	369,854
Fox Wizel Ltd.	8,167	691,618
Security	Shares	Value
Specialty Retail (continued)
Retailors Ltd.	18,960	$333,581
		1,395,053
Textiles, Apparel & Luxury Goods — 0.2%
Delta Galil Ltd.(b)	10,262	518,566
Wireless Telecommunication Services — 0.6%
Cellcom Israel Ltd.(a)	105,997	758,853
Partner Communications Co. Ltd.	136,246	939,969
		1,698,822
Total Long-Term Investments — 99.5% (Cost: $237,088,595)		270,320,609
Short-Term Securities
Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	7,681,592	7,684,664
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	60,000	60,000
Total Short-Term Securities — 2.8% (Cost: $7,744,664)		7,744,664
Total Investments — 102.3% (Cost: $244,833,259)		278,065,273
Liabilities in Excess of Other Assets — (2.3)%		(6,274,307)
Net Assets — 100.0%		$271,790,966

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,497,759	$189,450 (a)	$—	$(1,572)	$(973)	$7,684,664	7,681,592	$55,805 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	60,000 (a)	—	—	—	60,000	60,000	4,161	—
				$(1,572)	$(973)	$7,744,664		$59,966	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Israel ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	23	06/20/25	$1,402	$21,892
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$90,605,569	$179,715,040	$—	$270,320,609
Short-Term Securities
Money Market Funds	7,744,664	—	—	7,744,664
	$98,350,233	$179,715,040	$—	$278,065,273
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$21,892	$—	$21,892

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust